Share-based payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The following table illustrates share activity for the year ended December 31, 2024:

	Number of PSUs	Number of RSUs	Number of RSAs	Total
Outstanding as of January 1, 2024	1,971,076	762,071	—	2,733,147
Granted	3,353,293	11,359,298	876,835	15,589,426
Vested	—	(144,249)	—	(144,249)
Cancelled	(1,585,249)	(1,250,974)	(9,187)	(2,845,410)
Outstanding as of December 31, 2024	3,739,120	10,726,146	867,648	15,332,914
The following table illustrates share activity for the year ended December 31, 2023:

Number of PSUs	Number of RSUs	Number of Free Shares	Total

Outstanding as of January 1, 2023	858,821	458,620	4,222	1,321,663
Granted	1,378,621	530,424	—	1,909,045
Vested	—	(169,853)	(4,222)	(174,075)
Cancelled	(266,366)	(57,120)	—	(323,486)
Outstanding as of December 31, 2023	1,971,076	762,071	—	2,733,147
The following table summarizes the awards granted and canceled in each period along with their respective fair values:

Year Ended	Award Status	Total Awards	PSUs	PSUs Fair Value	RSUs	RSUs Fair Value
December, 31, 2024	Granted	4,708,167	3,353,293	$5,248	1,354,874	$2,073
	Canceled	1,926,607	1,585,249	$4,473	341,358	$992

December, 31, 2023	Granted	1,909,045	1,378,621	$5,073	530,424	$2,010
	Canceled	299,706	266,366	$980	33,340	$126
December, 31, 2022	Granted	970,904	858,821	$6,031	112,083	$753

Schedule of share-based payment arrangements
The following table illustrates total share-based compensation expense, all of which was equity settled, for the years ended December 31, 2024, 2023, and 2022:

	For the year ended December 31,
	2024	2023	2022
Selling, general and administrative expense	7,257	5,131	7,128
Research and development expense	2,584	262	2,781
Total	$9,841	$5,393	$9,909
Under this plan, the EMT (i.e., CEO, CFO, and COO), are eligible to receive PSUs and other key management members are eligible to receive RSUs and PSUs. The following table outlines the key terms of awards granted under the plan:

Plan Year	Award Type	Grant Date	Vesting Period	Vesting Commencement Date	Final Vesting Date
2024	PSUs & RSUs	April 5, 2024	3-year cliff	January 1, 2024	June 1, 2027
2023	PSUs & RSUs	April 3, 2023	3-year cliff	January 1, 2023	April 3, 2026
2022	PSUs & RSUs	September 9, 2022	3-year cliff	June 24, 2022	June 24, 2025